Sales - Other assets - Reconciliation (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Revenue [abstract]
Other assets in the opening balance	€ 1,837	€ 1,383	€ 1,281
Business related variations	236	495	97
Changes in the scope of consolidation	24	0	0
Translation adjustment	28	(32)	3
Reclassifications and other items	5	(9)	2
Other assets in the closing balance	2,130	€ 1,837	€ 1,383
Other receivables from disposal of shares	€ 91